Revenue (Details) - Schedule of Income by Geography	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Israel [Member]
Schedule of Income by Geography [Line Items]
Income by Geographic	65.00%	64.00%
U.S. & Canada [Member]
Schedule of Income by Geography [Line Items]
Income by Geographic	30.00%	4.00%
Rest of the World [Member]
Schedule of Income by Geography [Line Items]
Income by Geographic	5.00%	32.00%